Subsequent Events	3 Months Ended
Mar. 31, 2013
Subsequent Events

(11) Subsequent Events

Holding Company Reorganization

On April 1, 2013, Genworth Holdings, Inc. (“Genworth Holdings” or “Issuer”) (formerly named Genworth Financial, Inc.) completed a holding company reorganization in accordance with Section 251(g) of the General Corporation Law of the State of Delaware (“DGCL”) whereby Genworth Holdings became a direct, wholly-owned subsidiary of a new public holding company it formed, Genworth Financial, Inc. (“New Genworth” or “Parent Guarantor”) (formerly named Sub XLVI, Inc.).

To implement the reorganization, Genworth Holdings formed New Genworth and New Genworth, in turn, formed Sub XLII, Inc. (“Merger Sub”). The holding company structure was implemented pursuant to Section 251(g) of the DGCL by the merger of Merger Sub with and into Genworth Holdings (the “Merger”). Genworth Holdings survived the Merger as a direct, wholly-owned subsidiary of New Genworth and each share of Genworth Holdings Class A Common Stock, par value $0.001 per share (“Genworth Holdings Class A Common Stock”), issued and outstanding immediately prior to the Merger and each share of Genworth Holdings Class A Common Stock held in the treasury of Genworth Holdings immediately prior to the Merger converted into one issued and outstanding or treasury, as applicable, share of New Genworth Class A Common Stock, par value $0.001 per share, having the same designations, rights, powers and preferences and the qualifications, limitations and restrictions as the Genworth Holdings Class A Common Stock being converted.

Immediately after the consummation of the Merger, New Genworth had the same authorized, outstanding and treasury capital stock as Genworth Holdings immediately prior to the Merger. Each share of New Genworth common stock outstanding immediately prior to the Merger was cancelled.

Pursuant to Section 251(g) of the DGCL, the Merger did not require a vote of the stockholders of Genworth Holdings. Effective upon the consummation of the Merger, New Genworth adopted an amended and restated certificate of incorporation and amended and restated bylaws that are identical to those of Genworth Holdings immediately prior to the consummation of the Merger (other than provisions regarding certain technical matters, as permitted by Section 251(g) of the DGCL). New Genworth’s directors and executive officers immediately after the consummation of the Merger are the same as the directors and executive officers of Genworth Holdings immediately prior to the consummation of the Merger. Immediately after the consummation of the Merger, New Genworth had, on a consolidated basis, the same assets, businesses and operations as Genworth Holdings had immediately prior to the consummation of the Merger.

On April 1, 2013, in connection with the reorganization, immediately following the consummation of the Merger, Genworth Holdings distributed to New Genworth (as its sole stockholder), through a dividend (the “Distribution”), the 84.6% membership interest in one of its subsidiaries (Genworth Mortgage Holdings, LLC (“GMHL”)) that it held directly, and 100% of the shares of another of its subsidiaries (Genworth Mortgage Holdings, Inc. (“GMHI”)), that held the remaining 15.4% of outstanding membership interests of GMHL. At the time of the Distribution, GMHL and GMHI together owned (directly or indirectly) 100% of the shares or other equity interests of all of the subsidiaries that conducted Genworth Holdings’ U.S. mortgage insurance business (these subsidiaries also owned the subsidiaries that conducted Genworth Holdings’ European mortgage insurance business). As part of a comprehensive U.S. mortgage insurance capital plan, on April 1, 2013, immediately prior to the Distribution, Genworth Holdings contributed $100 million to the U.S. mortgage insurance subsidiaries.

Reverse Mortgage Business Disposition

Effective April 1, 2013 (immediately prior to the holding company reorganization), Genworth Holdings completed the sale of its reverse mortgage business for total proceeds of $22 million. No significant gain or loss was recorded on the sale.